RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES

The following amounts due to related parties are included in trade payables and accrued liabilities (note 8).

	December 31, 2022	December 31, 2021
Directors and Officers of the Company	43,235	26,759
NAN	-	199,145
	43,235	225,904

Between March 2 and March 3, 2022, PNRC issued promissory notes to its officers and directors as well as its shareholders as below:

Directors and Officers of the Company	35,000
ThreeD Capital	762,180
NAN	1,270,000
2,067,180

SCHEDULE OF KEY MANAGEMENT COMPENSATION

Key management compensation was related to the following:

	December 31, 2022	December 31, 2021
Management fees	2,418,984	675,001
Due diligence BCL	-	131,600
Corporate and administration expenses	102,884	108,193
Share base payment	4,623,089	1,019,932
	7,144,957	1,934,726